WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
SCHEDULE OF WARRANTS ACTIVITY

The following table summarizes warrant activity through March 31, 2025:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2023	150,000	$1.10
Granted	1,550,000	3.00
Canceled and expired	(50,000)	3.00
Exercised	-	-
Warrants outstanding – December 31, 2024	1,650,000	$2.84
Granted	-
Canceled and expired	-
Exercised	-
Warrants outstanding – March 31, 2025	1,650,000	$2.84

The following table summarizes warrant activity through December 31, 2024:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2022	161,500	$1.10
Granted	-
Canceled	(11,500)	1.00
Exercised	-
Warrants outstanding – December 31, 2023	150,000	1.10

Granted	1,550,000	3.00
Canceled and expired	(50,000)	3.00
Exercised	-	-
Warrants outstanding – December 31, 2024	1,650,000	$2.84

SCHEDULE OF WARRANTS OUTSTANDING

Additional information regarding the warrants outstanding as of March 31, 2025 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.10	150,000	3.1 Years	150,000
$3.00	1,500,000	8.9 Years	983,333
	1,650,000		1,133,333

Additional information regarding the warrants outstanding as of December 31, 2024 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.10	150,000	3.4 Years	150,000
$3.00	1,500,000	9.1 Years	816,667
	1,650,000		966,667

SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS

The fair value of such warrants was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00

The fair value of such warrants was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00